Note 13. Other Long-Term Liabilities (Tables)	12 Months Ended
Oct. 31, 2012
Schedule of Other Assets and Other Liabilities [Table Text Block]
As of October 31	2012	2011
Post-retirement obligations (Note 22)	$55,516	$18,259
Asset retirement obligation (Note 26)	12,570	11,691
Captive insurance liability (Note 24)	2,505	2,616
Restructuring provision (Note 17)	191	3,617
Other	3,686	3,436
Other long-term liabilities	$74,468	$39,619